Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2014
Environmental Reserves Activity

The following table presents the activity of our environmental reserves for the periods presented:

	2014	2013	2012
	(In thousands)
Balance at beginning of period	$577	$1,469	$1,747
Charged to costs and expenses	2,852	—	193
Payments	(1,337)	(892)	(471)
Balance at end of period	$2,092	$577	$1,469

Minimum Balances Attributable to Net Working Interest	The trust account must maintain minimum balances attributable to REO’s net working interest as follows (in thousands):
June 30, 2015	$72,450
June 30, 2016	$76,590
December 31, 2016	$78,660

Gross Held-to-Maturity Investments

The following is a summary of the gross held-to-maturity investments held in the trust account less the outside working interest owners share as of December 31, 2014 (in thousands):

Amortized
Investment	Cost
U.S. Bank Money Market Cash Equivalent	$135,176
Less: Outside working interest owners share	(65,222)
$69,954

Minimum Commitments to Gatherer before Other Owner Contributions

WildHorse Resources’ minimum commitments to the Gatherer, before other owner contributions, as of December 31, 2014 were as follows (in thousands):

	Dubach	Dubberly
2015	$13,671	$11,393
2016	13,709	11,424
2017	13,671	11,393
2018	12,772	10,643
Total	$53,823	$44,853

Minimum Lease Payment Obligations and Sublease Rental Income Under Non-Cancelable Operating Leases

Amounts shown in the following table represent minimum lease payment obligations and sublease rental income under non-cancelable operating leases with a remaining term in excess of one year:

		Payment or Settlement due by Period
	Total	2015	2016	2017	2018	2019	Thereafter
	(In thousands)
MRD Segment:
Operating leases	$43,625	$6,534	$6,607	$6,694	$6,259	$5,960	$11,571
Sublease rental income	5,786	1,691	1,579	1,197	814	431	74
MEMP Segment:
Operating leases	3,665	788	416	205	205	205	1,846

Wyoming Acquisition [Member]
CO2 Minimum Purchase Commitment

At December 31, 2014, MEMP had a CO2 purchase commitment with a third party that was assumed in its Wyoming Acquisition. The table below outlines MEMP’s purchase commitment under the contract for the remainder of 2014 and annually thereafter (in thousands):

		Payment or Settlement due by Period
Purchase commitment	Total	2015	2016	2017	2018	2019	Thereafter

CO2 minimum purchase commitment:
Estimated payment obligation	$50,495	$9,608	$10,179	$10,151	$6,995	$7,060	$6,502